Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Rights, Net

	As of December 31,
	2011	2012
Land use rights	$3,273	$3,306
Less: accumulated amortization	(30)	(102)
Exchange differences	(1)	(2)

Land use rights, net	$3,242	$3,202